RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 28, 2025
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS:
Key management personnel compensation:
Key management personnel includes those individuals that have authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and is comprised of the members of the executive management team and the Board of Directors. The amount for compensation expense recognized in net earnings for key management personnel, was as follows:

	2025	2024

Short-term employee benefits(1)	$10,656	$10,964
Post-employment benefits	416	209
Termination benefits(2)	—	(487)
Share-based payments(1)	36,929	53,577
	$48,001	$64,263
(1) As a result of the termination and subsequent reinstatement of the employment of Mr. Glenn J. Chamandy as President and Chief Executive Officer (CEO) and Director of the Company, short-term employee benefits for fiscal 2024 included $1.7 million for short-term incentive plan benefits, and share-based payments include $17.0 million in stock-based compensation expense adjustments for reinstated share-based awards (for which a reversal of compensation expense of approximately $6 million was recorded in the fourth quarter of fiscal 2023.
(2) Fiscal 2024 included $9.3 million of severance to outgoing executives (see note 18(d)), more than offset by the reversal of $9.8 million in severance benefits which had been accrued in the fourth quarter of 2023.

The amounts included in accounts payable and accrued liabilities for share-based compensation awards to key management personnel were as follows:

	December 28, 2025	December 29, 2024

DSUs[1]	$20,931	$18,687
1) $17.8 million of fiscal 2025 amount represents the redemption value of the redeemed and unpaid portion of deferred share units (DSU) held by members of the Previous board.

Other:
During fiscal 2024, the Company incurred $0.1 million in travel related expenses for the Board of Directors.

During fiscal 2025, the Company incurred expenses for aircraft and other services of $1.1 million (2024 - $1.3 million), with companies controlled by the President and Chief Executive Officer of the Company. The payments made are in accordance with the terms of the agreement established and agreed to by the related parties. As at December 28, 2025, the amount in accounts payable and accrued liabilities related to the airplane usage and other services was $0.1 million (December 29, 2024 - $0.2 million).